FINANCE COSTS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2022 USD ($)
Disclosure of attribution of expenses by nature to their function [line items]
Interest on borrowings	$ 907	$ 745
Total interest on borrowings	1,354	745
Interest earned on restricted cash and cash equivalents	(235)	0
Interest on borrowings	1,119	745
Interest on lease liabilities	80	74
Interest on post-employment benefits liability	(1)	14
Loss on foreign exchange	127	10
Change in fair value of derivative instruments	(126)	(6)
Capitalized interest	(29)	(17)
Deferred transaction costs and other	63	29
Total finance costs	1,233	849
Borrowings	32,855	18,873
Shaw Senior Note Financing
Disclosure of attribution of expenses by nature to their function [line items]
Interest on borrowings	$ 447	$ 0
Senior Notes Due 2025 3.625%
Disclosure of attribution of expenses by nature to their function [line items]
Borrowings			$ 1,000,000,000